Schedule of payments for lease obligations (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Lease Obligations
Principal payments	$ 81	$ 130	$ 253	$ 316
Interest payments	10	30	33	42
Short-term lease payments	77	60	219	197
Payments for lease obligations	$ 168	$ 220	$ 505	$ 555